CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - € / shares	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in EUR cents per share)	€ 0.06	€ 0.06	€ 0.06	€ 0.06	€ 0.06	€ 0.06	€ 0.06	€ 0.06	€ 0.06
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	76,359,932	77,772,130	79,464,252	82,559,366	82,816,600	82,683,805	82,326,976	82,151,049	81,928,422
Ordinary shares, shares outstanding (in shares)	76,359,932	77,772,130	79,464,252	82,559,366	82,816,600	82,683,805	82,326,976	82,151,049	81,928,422